Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain financial performance measures of the Company. The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee view the link between the Company’s performance and compensation for the named executive officers.

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)(5)	Net Income ($)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(h)
2024	928,696	928,696	841,228	841,228	136.68	31,073,000
2023	731,233	731,233	654,602	654,602	124.27	21,685,900
2022	1,616,073	1,616,073	1,538,705	1,538,705	108.78	23,903,000

(1)
For each year, reflects the total compensation amount reported for J. Allen Fine, Chief Executive Officer and Chairman of the Board of the Company, in the “Total” column of the Summary Compensation Table that appears on page 22.

(2)
For each year, reflects the amount of “compensation actually paid” to Allen Fine, Chief Executive Officer and Chairman of the Board of the Company, as computed in accordance with Item 402(v) of Regulation S-K. No equity awards have been granted to J. Allen Fine during the years covered by the table above, nor did he hold any outstanding equity awards during such years, and, as a result, no adjustments were made to J. Allen Fine’s total compensation as reported in the Summary Compensation Table.

(3)
For each year, reflects the average of the total compensation amounts reported for our other named executive officers as a group (excluding J. Allen Fine) in the “Total” column of the Summary Compensation Table that appears on page 22. The names of each of the other named executive officers included for purposes of calculating the average amount for each year are: James A. Fine, Jr., President, Chief Financial Officer and Treasurer, and W. Morris Fine, Executive Vice President and Secretary.

(4)
For each year, reflects the average of the amounts of “compensation actually paid” to the other named executive officers as a group (excluding J. Allen Fine), as computed in accordance with Item 402(v) of Regulation S-K. The names of each of the other named executive officers included for purposes of calculating the average amount for each year are: James A. Fine, Jr., President, Chief Financial Officer and Treasurer, and W. Morris Fine, Executive Vice President and Secretary. No equity awards have been granted to James A. Fine, Jr. or W. Morris Fine during the years covered by the table above, nor did they hold any outstanding equity awards during such years, and, as a result, no adjustments were made to total compensation as reported in the Summary Compensation Table.

(5)
Cumulative “Total Shareholder Return” (“Company TSR”) is calculated by dividing the sum of (i) the difference between the share price of Common Stock at the end and the beginning of the measurement period and (ii) the cumulative amount of dividends paid on shares of Common Stock for the measurement period, assuming dividend reinvestment, by the share price of Common Stock at the beginning of the measurement period. Each amount assumes that $100 was invested in Common Stock on December 31, 2021, and that dividends were reinvested for additional shares.

(6)	Reflects the dollar amount of net income reported in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
For each year, reflects the total compensation amount reported for J. Allen Fine, Chief Executive Officer and Chairman of the Board of the Company, in the “Total” column of the Summary Compensation Table that appears on page 22.

(3)
For each year, reflects the average of the total compensation amounts reported for our other named executive officers as a group (excluding J. Allen Fine) in the “Total” column of the Summary Compensation Table that appears on page 22. The names of each of the other named executive officers included for purposes of calculating the average amount for each year are: James A. Fine, Jr., President, Chief Financial Officer and Treasurer, and W. Morris Fine, Executive Vice President and Secretary.

PEO Total Compensation Amount	$ 928,696	$ 731,233	$ 1,616,073
PEO Actually Paid Compensation Amount	$ 928,696	731,233	1,616,073
Adjustment To PEO Compensation, Footnote
(2)
For each year, reflects the amount of “compensation actually paid” to Allen Fine, Chief Executive Officer and Chairman of the Board of the Company, as computed in accordance with Item 402(v) of Regulation S-K. No equity awards have been granted to J. Allen Fine during the years covered by the table above, nor did he hold any outstanding equity awards during such years, and, as a result, no adjustments were made to J. Allen Fine’s total compensation as reported in the Summary Compensation Table.

Non-PEO NEO Average Total Compensation Amount	$ 841,228	654,602	1,538,705
Non-PEO NEO Average Compensation Actually Paid Amount	$ 841,228	654,602	1,538,705
Adjustment to Non-PEO NEO Compensation Footnote
(4)
For each year, reflects the average of the amounts of “compensation actually paid” to the other named executive officers as a group (excluding J. Allen Fine), as computed in accordance with Item 402(v) of Regulation S-K. The names of each of the other named executive officers included for purposes of calculating the average amount for each year are: James A. Fine, Jr., President, Chief Financial Officer and Treasurer, and W. Morris Fine, Executive Vice President and Secretary. No equity awards have been granted to James A. Fine, Jr. or W. Morris Fine during the years covered by the table above, nor did they hold any outstanding equity awards during such years, and, as a result, no adjustments were made to total compensation as reported in the Summary Compensation Table.

Compensation Actually Paid vs. Total Shareholder Return
The following graph compares, for each of 2024, 2023 and 2022, the “compensation actually paid” to the Chief Executive Officer and the average “Compensation Actually Paid” to our other named executive officers for each of those years to the Company TSR. The Compensation Committee does not consider Company TSR as a general matter when designing the Company’s executive compensation program. As described in more detail under “Executive Compensation—Narrative Discussion of Executive Compensation” above, the Compensation Committee does review stock performance when making compensation decisions but focuses on building long term shareholder value while at the same time acknowledging the cyclical nature of the Company’s business.

Compensation Actually Paid vs. Net Income
The following graph compares, for each of 2024, 2023 and 2022, the “compensation actually paid” to the Chief Executive Officer, and the average “Compensation Actually Paid” to our other named executive officers for each of those years to our net income as reported in our audited financial statements for each year. The Company does not use net income alone as a performance measure in the overall executive compensation program. However, the Compensation Committee considers net income among other metrics when determining annual salary adjustments and discretionary incentive bonuses.

Total Shareholder Return Amount	$ 136.68	124.27	108.78
Net Income (Loss)	$ 31,073,000	$ 21,685,900	$ 23,903,000
PEO Name	J. Allen Fine	J. Allen Fine	J. Allen Fine
PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	0	0	0